Note 3 - Collaborations, contracts and licensing agreements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions [Table Text Block]
	Year ended December 31
	2012	2011	2010
Collaborations and contracts
U.S. Government (a)	$11,528,660	$11,432,163	$3,560,711
Alnylam (b)	9,713	4,142,796	6,258,535
BMS (c)	439,995	432,106	227,995
Roche (d)	-	40,232	4,499,689
Other RNAi collaborators (e)	119,010	75,546	376,930
Total research and development collaborations and contracts	12,097,378	16,122,843	14,923,860
Licensing fees and milestone payments
Alnylam milestone payments (b)	1,018,100	524,100	514,129
Talon payments (f)	992,000	-	5,916,750
Total licensing fees and milestone payments	2,010,100	524,100	6,430,879
Total revenue	$14,107,478	$16,646,943	$21,354,739

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2012	December 31, 2011

U.S. Government (a)	$1,381,922	$1,593,946
BMS current portion (c)	1,745,707	1,213,952
Deferred revenue, current portion	3,127,629	2,807,898
BMS long-term portion (c)	718,779	1,690,529
Total deferred revenue	$3,846,408	$4,498,427